Significant Accounting Policies - Intangibles, Impairment, Benefits, Selling, Taxes (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 MXN ($) item age	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2017
Disclosure of significant accounting policies [line items]
Impairment recognized | $		$ 1,427	$ 5,451	$ 1,018
Intangible assets renewable term		10 years
Number of years of service for retirement benefits		10 years
Benefit payment, number of days wages		12
Years of service for seniority retirement benefits		15 years
Distribution costs | $		$ 26,023	$ 24,190	$ 25,068
Income tax rate		30.00%	30.00%	30.00%
Minimum | Customer relationships
Disclosure of significant accounting policies [line items]
Estimated useful lives		10 years
Minimum | Information technology and management system costs
Disclosure of significant accounting policies [line items]
Estimated useful lives		3 years
Minimum | Long-term alcohol licenses
Disclosure of significant accounting policies [line items]
Estimated useful lives		12 years
Maximum | Customer relationships
Disclosure of significant accounting policies [line items]
Estimated useful lives		25 years
Maximum | Information technology and management system costs
Disclosure of significant accounting policies [line items]
Estimated useful lives		10 years
Mexico
Disclosure of significant accounting policies [line items]
Number of bottling agreements		4
Minimum age for retirement benefits | age		60
Income tax rate	30.00%	30.00%	30.00%	30.00%
Bajio Territory, Mexico
Disclosure of significant accounting policies [line items]
Number of bottling agreements		1
Brazil
Disclosure of significant accounting policies [line items]
Number of bottling agreements		2
Guatemala
Disclosure of significant accounting policies [line items]
Number of bottling agreements		3
Number of bottling agreements, after renewal		2
Argentina
Disclosure of significant accounting policies [line items]
Number of bottling agreements		1
Income tax rate		35.00%			35.00%
Colombia
Disclosure of significant accounting policies [line items]
Number of bottling agreements		1
Income tax rate		30.00%	32.00%	33.00%
Colombia | Minimum
Disclosure of significant accounting policies [line items]
Income tax rate		31.00%
Panama | Minimum
Disclosure of significant accounting policies [line items]
Number of bottling agreements		1
Costa Rica
Disclosure of significant accounting policies [line items]
Number of bottling agreements		1
Nicaragua
Disclosure of significant accounting policies [line items]
Number of bottling agreements		1
Uruguay
Disclosure of significant accounting policies [line items]
Number of bottling agreements		1
Venezuela
Disclosure of significant accounting policies [line items]
Number of bottling agreements		1